Consolidated Statements of Cash Flows - Supplemental Disclosure	12 Months Ended
Dec. 31, 2023
Consolidated Statements of Cash Flows - Supplemental Disclosure
Consolidated Statements of Cash Flows - Supplemental Disclosure

Note 23. Consolidated Statements of Cash Flows – Supplemental Disclosure

Interest paid and received, dividends received and income taxes paid are classified as operating activities. Dividends paid are classified as financing activities. Income taxes paid include the payments of advance tax prepayments and are net of tax cash refunds.

There are no circumstances in which cash held by an entity are not available for use by the Group other than amounts presented as restricted cash. See “Currency Risk” in Note 25.

Consolidated cash flows statement – reconciliation of liabilities arising from financing activities

Years ended December 31:	2023	2022	2021
Bonds payable, opening balance	$35,538	$35,227	$38,053
Cash flows	—	—	—
Non-cash changes:
Accretion	156	140	145
Cumulative translation adjustments	413	171	(2,971)
Bonds payable, ending balance (see Note 15)	$36,107	$35,538	$35,227

Years ended December 31:	2023	2022	2021
Lease liabilities, opening balance	$706	$767	$1,175
Cash flows	(414)	(378)	(466)
Non-cash changes:
Additions	—	295	84
Accretion	20	28	42
Cumulative translation adjustments	2	(6)	(68)
Lease liabilities, ending balance (see Note 14)	$314	$706	$767

Non-cash transactions

Non-cash transactions during the year ended December 31, 2023: (i) a liability of $818 owing to a former subsidiary was reversed and credited to profit or loss because it was determined not to be payable.

Non-cash transactions during the year ended December 31, 2022: (i) hydrocarbon development and production assets and liabilities were classified as held for sale (see Note 4).

Non-cash transactions during the year ended December 31, 2021: (i) an internal reorganization of the Group’s structure resulted in a net recovery of deferred income tax by $1,156; and (ii) a subsidiary of the Group derecognized a liability of $390 for a consideration of $nil.